INCOME TAX (Schedule of Temporary Differences and Unused Tax Losses) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 119,988	$ 144,347
Non-capital loss carry forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	77,620	82,882
Plant and Equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	25,765	27,050
Mineral rights and properties [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	4,378	15,539
Other deductible temporary difference [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 12,225	$ 18,876